CONDENSED STATEMENT OF OPERATIONS - USD ($)	1 Months Ended	3 Months Ended
	Dec. 31, 2025	Mar. 31, 2026
CONDENSED STATEMENT OF OPERATIONS
General and administrative expenses	$ 659	$ 37,269
Loss from operations	(659)	(37,269)
Net loss	$ (659)	$ (37,269)
Weighted-Average Shares Outstanding, Basic (in shares)	100	100
Weighted-Average Shares Outstanding, Diluted (in shares)	100	100
Basic and diluted net loss per share of common stock (in dollars per share)	$ (6.59)	$ (372.69)
Basic and diluted net loss per share of common stock (in dollars per share)	$ (6.59)	$ (372.69)